Expense Example - Class K - iShares U.S. Aggregate Bond Index Fund - Class K Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	17
Expense Example, with Redemption, 5 Years	32
Expense Example, with Redemption, 10 Years	$ 75